Property and Equipment, Net - Schedule of Composition and Movement of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost [Member]
Cost:
Balance	$ 1,819	$ 1,828
Purchases in the year	85	297
Disposals during the year	(549)	(253)
Adjustments arising from translating financial statements from functional currency to presentation currency	(14)	(53)
Balance	1,341	1,819
Cost [Member] | Motor vehicles [Member]
Cost:
Balance	33	197
Purchases in the year	62
Disposals during the year	(95)	(156)
Adjustments arising from translating financial statements from functional currency to presentation currency		(8)
Balance		33
Cost [Member] | Office furniture and equipment [Member]
Cost:
Balance	236	235
Purchases in the year		8
Disposals during the year	(45)
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)	(7)
Balance	190	236
Cost [Member] | Computers and peripheral equipment [Member]
Cost:
Balance	1,030	798
Purchases in the year	18	251
Disposals during the year	(104)
Adjustments arising from translating financial statements from functional currency to presentation currency	(6)	(19)
Balance	938	1,030
Cost [Member] | Leasehold improvements [Member]
Cost:
Balance	520	598
Purchases in the year	5	38
Disposals during the year	(305)	(97)
Adjustments arising from translating financial statements from functional currency to presentation currency	(7)	(19)
Balance	213	520
Accumulated depreciation [Member]
Cost:
Balance	784	514
Depreciation in the year	333	341
Disposals during the year	(257)	(61)
Adjustments arising from translating financial statements from functional currency to presentation currency	(6)	(10)
Balance	854	784
Depreciated cost	487	1,035
Accumulated depreciation [Member] | Motor vehicles [Member]
Cost:
Balance	30	53
Depreciation in the year	41	21
Disposals during the year	(71)	(43)
Adjustments arising from translating financial statements from functional currency to presentation currency		(1)
Balance	0	30
Depreciated cost	0	3
Accumulated depreciation [Member] | Office furniture and equipment [Member]
Cost:
Balance	108	89
Depreciation in the year	18	21
Disposals during the year	(16)
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)	(2)
Balance	109	108
Depreciated cost	81	128
Accumulated depreciation [Member] | Computers and peripheral equipment [Member]
Cost:
Balance	530	296
Depreciation in the year	199	239
Disposals during the year	(96)
Adjustments arising from translating financial statements from functional currency to presentation currency	(4)	(5)
Balance	629	530
Depreciated cost	309	500
Accumulated depreciation [Member] | Leasehold improvements [Member]
Cost:
Balance	116	76
Depreciation in the year	75	60
Disposals during the year	(74)	(18)
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)	(2)
Balance	116	116
Depreciated cost	$ 97	$ 404